TAXES ON INCOME - Reconciliation of the theoretical tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXES ON INCOME
Income before taxes, as reported in the consolidated statements of operations	$ 14,372	$ 34,183	$ 39,647
Israeli statutory corporate tax rate	23.00%	23.00%	23.00%
Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$ 3,304	$ 7,861	$ 9,118
Impact of Preferred Technological Enterprise status	(608)	(3,031)	(3,555)
Changes in tax reserve for uncertain tax positions	47	90	175
Adjustments for previous years' taxes	486	448	88
Impact of income tax at rates other than the Israeli statutory corporate tax rate	749	(375)	603
Share-based compensation expenses	1,289	329	(65)
Losses and timing differences for which valuation allowance was provided	198	453	140
Impact of tax rate change	0	152	0
Other	127	(210)	(608)
Actual tax expense	$ 5,592	$ 5,717	$ 5,896